PROPERTY AND EQUIPMENT (Schedule of Property and equipment) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment			$ 52,615	$ 37,982
Accumulated depreciation and amortization	$ (34,460)		(25,013)	(10,184)
Carrying value	18,155		27,602	27,798
Depreciation	$ 9,447	$ 6,522	$ 14,829	$ 7,184